DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DETAILS OF CASH FLOWS
Cash	CAD 55,608	CAD 109,414
Short-term deposits	13,411	136,801
Total cash and cash equivalents	CAD 69,019	CAD 246,215	CAD 119,155